Note 22 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Directly issued capital instruments	$ 241,466	$ 182,094
Retained earnings	90,644	73,194
Accumulated other comprehensive income	(4)	0
Regulatory capital	418,718	255,471
Total risk-weighted assets	$ 2,013,544	$ 1,580,939
CET1 capital ratio	20.80%	16.16%
Total Assets	$ 2,415,086	$ 1,943,885
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	418,718
Total risk-weighted assets	$ 2,013,544
CET1 capital ratio	20.80%
Basel III [member]
Statement Line Items [Line Items]
Total Assets	$ 2,415,086	1,943,885
Total on-balance sheet exposures	2,402,335	1,937,293
Off-balance sheet exposure at gross notional amount	342,710	289,008
Adjustments for conversion to credit equivalent amount	210,065	186,524
Off-balance sheet exposures	132,645	102,484
Total exposures	$ 2,534,980	$ 2,039,777
Leverage ratio	12.60%	12.19%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total Assets	$ 2,415,086
Total on-balance sheet exposures	2,402,335
Off-balance sheet exposure at gross notional amount	342,710
Adjustments for conversion to credit equivalent amount	210,065
Off-balance sheet exposures	132,645
Total exposures	$ 2,534,980
Leverage ratio	12.60%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 227,819	$ 152,757
Retained earnings	90,644	73,194
Accumulated other comprehensive income	(4)	0
Regulatory capital before adjustments	318,459	225,951
Adjustments to capital	(12,751)	(6,592)
Regulatory capital	$ 305,708	$ 219,359
CET1 capital ratio	15.18%	13.88%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 227,819
Retained earnings	90,644
Accumulated other comprehensive income	(4)
Regulatory capital before adjustments	318,459
Adjustments to capital	(12,751)
Regulatory capital	$ 305,708
CET1 capital ratio	15.18%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647	$ 29,337
Regulatory capital	$ 319,355	$ 248,696
CET1 capital ratio	15.86%	15.73%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 319,355
CET1 capital ratio	15.86%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 97,910	$ 5,000
Regulatory capital before adjustments	97,910	5,000
Adjustments to capital	1,453	1,775
Regulatory capital	99,363	$ 6,775
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	97,910
Regulatory capital before adjustments	97,910
Adjustments to capital	1,453
Regulatory capital	$ 99,363